194 P-1



                       SUPPLEMENT DATED SEPTEMBER 1, 2006
                 TO THE PROSPECTUS DATED SEPTEMBER 1, 2006 OF
                         FRANKLIN STRATEGIC INCOME FUND

The prospectus is amended as follows:

The "Diversification" section under the MAIN RISKS discussion on page 11 is deleted. The Fund is classified as a diversified fund under the Investment Company Act of 1940.


               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.